Derivative financial instrument (Details) - USD ($)		12 Months Ended
	May 07, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instrument
Gain on derivative financial instrument		$ 1,755,000	$ 5,267,000	$ 33,655,000
Interest rate swap
Derivative financial instrument
Derivative notional amount		0	471,000,000
Fair value of derivative asset		0	15,631,000
Gain on derivative financial instrument		1,755,000	5,267,000	33,655,000
Gain on non-hedging interest rate swaps		$ 17,500,000	$ 24,600,000	$ 7,400,000
$675 million senior secured term loan facility ($675 Million Credit Facility) | Interest rate swap
Derivative financial instrument
Derivative inception date	Jun. 29, 2020
Derivative underlying	fixed 3-month LIBOR rate
Derivative, fixed interest rate	0.41%
Derivative, maturity date	September 2024